PRINCIPAL ACCOUNTING POLICIES - Inventory (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Inventories	¥ 110,900	$ 16,147	¥ 426,257
Inventory provision	¥ 30,200		¥ 14,200	¥ 4,700